Subsequent Events (Details) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	Jul. 25, 2022	Apr. 01, 2022	Jan. 04, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Acquisition, transaction costs		$ 700		$ 1,800	$ 31,511
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Payment			$ 30,000
Palamedrix, Inc.[Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of voting interest acquired	100.00%
Cash consideration	$ 14,000
Stock consideration	21,000
Contingent consideration	$ 17,500